Subsequent Events (Details) - USD ($)		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2021
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued	23,809,524
Conversion price	$ 0.00315
Conversion total amount	$ 75,000
Share Exchange Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase agreement, description		On January 13, 2022, January 19, 2022, January 20, 2022, January 21, 2022 and January 26, 2022, the Company and Pyram LC Architecture Limited (“Pyram”) entered into Note Purchase Agreements, whereby the Company issued a note to Pyram (the “Pyram Note”) in the principal amount of $10,385, $23,603, $25,000, $19,232 and $58,333, respectively. The Pyram Note is a convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.